UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07177

Name of Fund: BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Mid
Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 800
Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ,
08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2010

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Aerospace & Defense - 1.8%	Alliant Techsystems, Inc. (a)	30,700	$ 2,445,255
	Curtiss-Wright Corp.	55,800	1,783,926
			4,229,181
Airlines - 0.2%	Delta Air Lines, Inc. (a)	72,500	447,325
Biotechnology - 1.0%	Amylin Pharmaceuticals, Inc. (a)	56,700	620,298
	Biogen Idec, Inc. (a)	10,100	488,234
	Regeneron Pharmaceuticals, Inc. (a)	92,200	1,222,572
			2,331,104
Capital Markets - 1.5%	Affiliated Managers Group, Inc. (a)	23,500	1,335,975
	Investment Technology Group, Inc. (a)	32,200	733,516
	TD Ameritrade Holding Corp. (a)	83,500	1,328,485
			3,397,976
Chemicals - 2.3%	Airgas, Inc.	21,400	922,768
	Cytec Industries, Inc.	55,200	1,096,272
	FMC Corp.	14,000	682,220
	Lubrizol Corp.	59,600	2,575,912
			5,277,172
Commercial Banks - 3.8%	BancorpSouth, Inc.	109,500	2,545,875
	Cullen/Frost Bankers, Inc.	62,100	2,924,289
	M&T Bank Corp. (b)	33,000	1,730,850
	Wilmington Trust Corp. (b)	115,325	1,673,366
			8,874,380
Commercial Services & Supplies - 1.5%	Cintas Corp.	98,000	2,514,680
	Republic Services, Inc. Class A	48,795	1,024,695
			3,539,375
Communications Equipment - 3.2%	Tellabs, Inc. (a)	1,388,000	7,273,120
Construction & Engineering - 2.1%	Foster Wheeler AG (a)	77,700	1,672,881
	Jacobs Engineering Group, Inc. (a)	25,200	958,608
	URS Corp. (a)	50,200	2,211,812
			4,843,301
Containers & Packaging - 1.1%	Bemis Co.	14,200	341,368
	Packaging Corp. of America	48,300	766,521
	Sonoco Products Co.	56,500	1,379,165
			2,487,054
Diversified Consumer Services - 0.9%	Brink's Home Security Holdings, Inc. (a)	27,400	728,292
	Regis Corp.	68,450	1,310,133
			2,038,425
Diversified Telecommunication Services -	Qwest Communications International Inc.	633,200	2,463,148
1.1%
Electric Utilities - 0.9%	Cleco Corp.	96,500	2,035,185
Electrical Equipment - 0.2%	Hubbell, Inc. Class B	14,682	487,442
Electronic Equipment, Instruments &	Anixter International, Inc. (a)	61,300	2,438,514
Components - 1.7%	Ingram Micro, Inc. Class A (a)	94,800	1,376,496
			3,815,010
Energy Equipment & Services - 2.0%	BJ Services Co.	210,200	2,919,678
	Smith International, Inc.	63,000	1,628,550
			4,548,228
Food Products - 1.1%	Dean Foods Co. (a)	57,900	1,198,530
	The J.M. Smucker Co.	23,700	933,780
	Smithfield Foods, Inc. (a)	33,700	291,168
			2,423,478
Gas Utilities - 0.8%	Atmos Energy Corp.	70,700	1,746,997

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Health Care Equipment & Supplies - 4.1%	Beckman Coulter, Inc.	20,600	$ 1,082,736
	Boston Scientific Corp. (a)	262,000	2,203,420
	Covidien Ltd.	45,700	1,507,186
	Inverness Medical Innovations, Inc. (a)	37,000	1,194,730
	Zimmer Holdings, Inc. (a)	80,000	3,519,200
			9,507,272
Health Care Providers & Services - 1.3%	Henry Schein, Inc. (a)	26,200	1,075,248
	Universal Health Services, Inc. Class B	40,300	2,031,120
			3,106,368
Health Care Technology - 0.5%	Cerner Corp. (a)	23,400	1,258,920
Hotels, Restaurants & Leisure - 0.9%	Burger King Holdings, Inc.	121,900	1,991,846
Household Durables - 0.6%	Jarden Corp. (a)	69,100	1,388,910
Household Products - 1.8%	Church & Dwight Co., Inc.	37,900	2,062,139
	Clorox Co.	36,400	2,040,220
			4,102,359
IT Services - 2.8%	Convergys Corp. (a)	632,000	6,389,520
Insurance - 5.3%	Arch Capital Group Ltd. (a)	19,200	1,109,376
	Axis Capital Holdings Ltd.	55,200	1,360,128
	Fidelity National Title Group, Inc. Class A	120,100	2,177,413
	The Hanover Insurance Group, Inc.	27,400	821,452
	MetLife, Inc.	73,800	2,195,550
	PartnerRe Ltd.	15,900	1,084,221
	Prudential Financial, Inc.	77,500	2,238,200
	W.R. Berkley Corp.	55,000	1,315,050
			12,301,390
Internet Software & Services - 0.9%	IAC/InterActiveCorp. (a)	132,800	2,127,456
Leisure Equipment & Products - 1.1%	Mattel, Inc.	167,700	2,508,792
Life Sciences Tools & Services - 0.4%	Thermo Fisher Scientific, Inc. (a)	29,100	1,020,828
Machinery - 6.2%	AGCO Corp. (a)	87,800	2,133,540
	Dover Corp.	102,000	3,139,560
	Joy Global, Inc.	77,400	1,973,700
	Parker Hannifin Corp.	105,400	4,779,890
	Timken Co.	149,100	2,397,528
			14,424,218
Media - 1.6%	Harte-Hanks, Inc.	442,600	3,655,876
Metals & Mining - 0.8%	Carpenter Technology Corp.	25,700	531,219
	Steel Dynamics, Inc.	112,700	1,403,115
			1,934,334
Multi-Utilities - 5.9%	Alliant Energy Corp.	182,922	4,090,136
	OGE Energy Corp.	207,600	5,337,396
	Wisconsin Energy Corp.	107,500	4,295,700
			13,723,232
Oil, Gas & Consumable Fuels - 4.8%	Cabot Oil & Gas Corp. Class A	124,700	3,764,693
	Denbury Resources, Inc. (a)	48,000	781,440
	Newfield Exploration Co. (a)	86,600	2,700,188
	PetroHawk Energy Corp. (a)	42,700	1,007,720
	Plains Exploration & Production Co. (a)	145,000	2,736,150
			10,990,191
Personal Products - 0.7%	Alberto-Culver Co.	35,700	795,753
	Mead Johnson Nutrition Co. (a)	29,100	822,075
			1,617,828

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Pharmaceuticals - 2.8%	King Pharmaceuticals, Inc. (a)	304,000	$ 2,395,520
	Medicis Pharmaceutical Corp. Class A	161,200	2,590,484
	Sepracor, Inc. (a)	110,400	1,568,784
			6,554,788
Real Estate Investment Trusts (REITs) - 1.7%	Alexandria Real Estate Equities, Inc. (b)	14,700	536,256
	Federal Realty Investment Trust	27,500	1,518,000
	Host Marriott Corp.	43,500	334,515
	Omega Healthcare Investors, Inc.	69,400	1,090,968
	UDR, Inc.	39,200	394,744
			3,874,483
Real Estate Management & Development -	Jones Lang LaSalle, Inc.	46,700	1,507,009
1.3%	The St. Joe Co. (a)(b)	62,100	1,545,048
			3,052,057
Road & Rail - 0.8%	J.B. Hunt Transport Services, Inc.	68,400	1,923,408
Semiconductors & Semiconductor	KLA-Tencor Corp.	74,500	2,066,630
Equipment - 2.1%	Microchip Technology, Inc. (b)	123,800	2,847,400
			4,914,030
Software - 6.5%	Activision Blizzard, Inc. (a)	165,400	1,781,358
	Amdocs Ltd. (a)	86,200	1,804,166
	CA, Inc.	89,800	1,549,050
	Novell, Inc. (a)	1,336,000	5,023,360
	Synopsys, Inc. (a)	87,500	1,905,750
	TIBCO Software, Inc. (a)	463,500	2,929,320
			14,993,004
Specialty Retail - 3.7%	The Gap, Inc.	165,600	2,573,424
	Limited Brands, Inc.	250,100	2,856,142
	RadioShack Corp.	123,900	1,744,512
	Urban Outfitters, Inc. (a)	75,800	1,477,342
			8,651,420
Textiles, Apparel & Luxury Goods - 1.2%	Phillips-Van Heusen Corp.	38,100	1,106,043
	VF Corp.	27,600	1,635,852
			2,741,895
Thrifts & Mortgage Finance - 0.9%	New York Community Bancorp, Inc. (b)	88,500	1,000,935
	People's United Financial, Inc.	59,200	924,704
			1,925,639
	Total Common Stocks - 87.9%		202,937,965
	Investment Companies
	iShares Russell MidCap Growth Index Fund	84,800	2,921,360
	MidCap SPDR Trust Series 1	38,500	3,916,990
	SPDR Gold Trust (a)	56,300	4,913,301
	SPDR KBW Regional Banking ETF (b)	116,900	2,437,365
	Total Investment Companies - 6.1%		14,189,016
	Total Long-Term Investments
	(Cost - $228,440,134) - 94.0%		217,126,981

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Short-Term Securities	Shares	Value
BlackRock Liquidity Funds,
TempFund, 0.64% (c)(d)	16,193,896	$ 16,193,896
	Beneficial
	Interest
	(000)
BlackRock Liquidity Series, LLC Money Market
Series, 0.80% (c)(d)(e)	$9,734	9,733,500
Total Short-Term Securities
(Cost - $25,927,396) - 11.2%		25,927,396
Total Investments
(Cost - $254,367,530*) - 105.2%		243,054,377
Liabilities in Excess of Other Assets - (5.2)%		(12,006,849)
Net Assets - 100.0%		$231,047,528

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$269,010,368
Gross unrealized appreciation	$17,101,175
Gross unrealized depreciation	(43,057,166)
Net unrealized depreciation	$(25,955,991)

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds,
TempFund	16,193,896	$9,333
BlackRock Liquidity Series, LLC
Cash Sweep Series	$(23,188,699)	$14,166
BlackRock Liquidity Series, LLC
Money Market Series	$(7,085,450)	$48,224

(d) Represents the current yield as of report date.
(e) Security was purchased with the cash proceeds from securities loans.
• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Schedule of Investments April 30, 2009 (Unaudited)

• Effective February 1, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.
Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the
Fund's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$233,320,877
Level 2	9,733,500
Level 3	-
Total	$243,054,377

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940
Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities
Series, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Date: June 19, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Date: June 19, 2009